Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended			6 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017	Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 31,196			¥ 31,196			¥ 17,260
Investment in securities, measured at fair value		23,960			23,960			37,631
Other assets		11,121			11,121			15,008
Policy Liabilities and Policy Account Balances		405,705			405,705			444,010
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value								5,665
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		11,121			11,121			15,008
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		405,705			405,705			444,010
Foreign Corporate Debt Securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				¥ (24)			¥ (63)
Investment in securities, measured at fair value								8,882
Investment funds | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				342			665
Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				574			881
Investment in securities, measured at fair value								22,365
Equity securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		387			641
Investment in securities, measured at fair value		5,751			5,751
Foreign government bond securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value				12			3
Investment in securities, measured at fair value								719
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk					0		0
Aggregate unpaid loan principal balance		30,571			30,571			16,873
Aggregate loan fair value		31,196			31,196			17,260
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		625			625			387
Other assets		11,121			11,121			15,008
Policy Liabilities and Policy Account Balances		405,705			405,705			444,010
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		18		¥ 5	201		¥ (577)
Investment in securities, measured at fair value		31,196	[1]		31,196	[1]		17,260	[2]
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value								1,015,477
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value								37,879
Fair Value, Measurements, Recurring | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value		1,137,081			1,137,081
Fair Value, Measurements, Recurring | Investment funds | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[3]							37,879
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		11,121	[4]		11,121	[4]		15,008	[5]
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		405,705	[6]		405,705	[6]		444,010	[7]
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		218			257
Investment in securities, measured at fair value		17,595			17,595
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[8],[9]	462,480			462,480
Fair Value, Measurements, Recurring | Equity securities | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment in securities, measured at fair value	[10]							¥ 53,598
Fair Value, Measurements, Recurring | Foreign government bond securities | Available-for-sale Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		10			(9)
Investment in securities, measured at fair value		614			614
Estimated fair value | Investment in securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Investment funds		¥ 14,813			¥ 14,813

[1]	A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were gains of ¥201 million and ¥18 million from the change in the fair value of the loans for the six and three months ended September 30, 2018. No gains or losses were recognized in earnings during the six months ended September 30, 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2018, were ¥30,571 million and ¥31,196 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥625 million. As of September 30, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a loss of ¥577 million and a gain of ¥5 million from the change in the fair value of the loans for the six and three months ended September 30, 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.
[3]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥665 million and ¥342 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥11,121 million as of September 30, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 "Life Insurance Operations."
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 "Life Insurance Operations."
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥405,705 million as of September 30, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 "Life Insurance Operations."
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 "Life Insurance Operations."
[8]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥641 million and ¥387 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥5,751 million as of September 30, 2018.
[9]	The amount of ¥14,813 million of investments funds measured at net asset value per share is not included.
[10]	A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥881 million and ¥574 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.